Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Research and development costs	$ (3,763,468)	$ (2,099,309)
Exploration and evaluation expenses	(1,458,125)	(1,517,474)
Corporate and administrative expenses	(2,470,238)	(2,161,671)
Business development expenses	(1,320,441)	(1,333,073)
Share-based payment expenses	(1,108,090)	(1,566,231)
Finance income	210,558	198,282
Finance costs	(61,638)	(30,717)
Other income and expenses	(523,577)	(243,884)
Loss before income tax	(10,495,019)	(8,754,077)
Income tax expense	0	0
Loss for the period	(10,495,019)	(8,754,077)
Loss attributable to member of IperionX Limited	(10,495,019)	(8,754,077)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	571,034	(102,645)
Other comprehensive loss for the period, net of tax	571,034	(102,645)
Total comprehensive loss for the period	(9,923,985)	(8,856,722)
Total comprehensive loss attributable to members of IperionX Limited	$ (9,923,985)	$ (8,856,722)
Loss per share
Basic loss per share (in dollars per share)	$ (0.05)	$ (0.06)
Diluted loss per share (in dollars per share)	$ (0.05)	$ (0.06)